Nonparticipant-Directed Investments	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Nonparticipant-Directed Investments [Abstract]
Nonparticipant-Directed Investments
5.	Nonparticipant-Directed Investments

The Plan provides for both participant-directed and nonparticipant-directed investment programs. Employer matching contributions are initially invested in the Company’s common stock, which is a nonparticipant-directed investment option. Participants may subsequently transfer these amounts to other investment options at their discretion once vested.

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments as of and for the year ended December 31, 2025, is as follows:

2025
(dollars in thousands)

Net assets:
Honeywell Common Stock Fund	$22,820

Changes in net assets:
Net (depreciation)	(2,108)
Dividends	502
Employer Contributions	2,293
Participant Contributions	788
Roll-over Contributions	30
Benefits Paid to Participants	(1,216)
Plan Expenses	(1)
Net transfers to participant-directed investments	(992)
Net change	$(704)